Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ 36,994	$ 18,353	$ 8,660